Equity Transactions with Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity Transactions With Non Controlling Interests [Abstract]
Summary of Differences Recognized from Equity Transactions	The above transaction were accounted for as equity transactions, since the Company did not cease to have control over the subsidiary.

	For the Year Ended
	December 31 2019	December 31 2020
Cash consideration received	$2,500,000	$-
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from non-controlling interests	$(1,123,651)	-
Difference recognized from equity transaction	$1,376,349	$-

	For the Year Ended
	December 31 2019	December 31 2020
Line item adjusted for equity transaction
Capital surplus - changes in percentage of ownership interests in subsidiary	$1,376,349	$-